Financial income and expenses - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Realised gain loss from foreign currency forward contracts	€ 1.2
Unrealised gain loss from foreign currency forward contracts	€ 0.9